NOTE 12. TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
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	Consolidated
	December 31, 2021 A$	December 31, 2020 A$
Trade receivables	480,095	1,233,709
Other receivables	20,482	1,689
	500,577	1,235,398
Less: Allowances for doubtful debts	(14,456)	(70,793)
	486,121	1,164,605

(a)       Ageing Analysis

The ageing analysis of trade receivables is as follows:

Ageing Analysis

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$

Past due:
< 31 days	190,969	711,754
31 - 90 days	-	394,384
> 90 days	289,126	127,571
	480,095	1,233,709